DEFERRED COMPENSATION (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 26, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assets held by the Plan	$ 0.9	$ 0.8
Liabilities related to Plan	17.4	13.3
Other Liabilities
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation liability	2.4	2.3
Other Assets
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash surrender value of life insurance	$ 2.3	$ 2.0